Equity-Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information about stock options
Weighted-Average Remaining Contractual Life (Years)	1 year 6 months
$ 7.75 - 11.11 [Member]
Summarizes information about stock options
Range of Exercise Prices, Lower Range Limit	7.75
Range of Exercise Prices, Upper Range Limit	11.11
Number Outstanding and Exercisable	306,250
Weighted-Average Remaining Contractual Life (Years)	1 year 1 month 21 days
Weighted Average Exercise Price	10.04
$ 13.68 - 16.24 [Member]
Summarizes information about stock options
Range of Exercise Prices, Lower Range Limit	13.68
Range of Exercise Prices, Upper Range Limit	16.24
Number Outstanding and Exercisable	86,300
Weighted-Average Remaining Contractual Life (Years)	2 years 8 months 27 days
Weighted Average Exercise Price	13.97